Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events (Abstract)
Subsequent Events

16.Subsequent Events

On January 31, 2013 the Company prepaid an amount of $20,352 relating to a credit facility following the sale of one of the vessels secured under this facility in December 2012.

On March 6, 2013 the Company drew down $46,000 from an existing loan facility for the financing of the its first DP2 suezmax shuttle tanker Rio 2016 which was delivered on March 11, 2013

During the first quarter of 2013 the first installment of $4,500 was paid for the construction of one DP2 suezmax shuttle tanker currently under renegotiation. In addition, on April 4, 2013 an amount of $10,480 was paid for the LNG carrier under construction.

On April 22, 2013 the Company drew down $46,000 from an existing loan facility for the financing of the its second DP2 suezmax shuttle tanker Brasil 2014 which was delivered to the Company on April 23, 2013

In April 2013, the Company received waivers in respect of loan covenants as described in Note 7.

On April 19, 2013 the Company’s Board of Directors declared a quarterly dividend of $0.05 per share of common stock outstanding to be paid on June 05, 2013 to shareholders of record as of May 30, 2013.